MORTGAGE NOTES PAYABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Mortgage Notes Payable

	December 31, 2017					December 31, 2016
	Outstanding Face Amount	Carrying Value (A)	Maturity Date	Stated Interest Rate	Weighted Average Maturity (Years)	Outstanding Face Amount	Carrying Value (A)
Managed Properties
Fixed Rate	$563,526	$560,182	Aug 2019 - Sep 2025	3.65% to 4.93%	6.5	$604,749	$601,232
Floating Rate (B)	640,880	636,166	Oct 2020 - May 2022	1M LIBOR + 2.20% to 1M LIBOR + 2.70%	4.1	717,254	710,672
Triple Net Lease Properties
Fixed Rate (C)	669,656	660,646	Jan 2021 - Jan 2024	3.80% to 7.40%	4.3	683,137	667,579
Floating Rate	51,036	50,934	Apr 2018	3M LIBOR + 3.00%	0.3	151,634	150,904
Total	$1,925,098	$1,907,928			4.8	$2,156,774	$2,130,387

(A)	The totals are reported net of deferred financing costs of $17.2 million and $27.8 million as of December 31, 2017 and 2016, respectively.

(B)	All of these loans have LIBOR caps that range between 3.30% and 3.80% as of December 31, 2017.

(C)
Includes loans with an outstanding face amount of $336.8 million and $286.5 million, as of December 31, 2017, for which we bought down the interest rates to 4.00% and 3.80%, respectively, through January 2019. The interest rates will increase to 4.99% and 4.55%, respectively, thereafter.

Contractual Maturities of Mortgage Notes Payable
Our mortgage notes payable have contractual maturities as follows:

	Principal Payments	Balloon Payments	Total
2018 (A)	$28,258	$50,740	$78,998
2019	28,862	95,345	124,207
2020	30,203	24,950	55,153
2021	29,050	311,518	340,568
2022	19,938	561,477	581,415
Thereafter	31,780	712,977	744,757
Total outstanding face amount	$168,091	$1,757,007	$1,925,098

(A)	In February 2018, we exercised an option to extend the balloon payment to April 2019.